UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Litmus Capital Management, LLC

Address:  1325 Avenue of the Americas, 28th Floor
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony Cordone
Title:    Chief Operating Officer
Phone:    (212) 786-6117

Signature, Place and Date of Signing:


/s/ Anthony Cordone             New York, New York           August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $ 72,303

                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2     COLUMN 3     COL 4          COLUMN 5       COLUMN 6    COL 7         COLUMN 8

                                                           MARKET
                                  TITLE OF       CUSIP      VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS         NUMBER    (x1000)    PRN AMT  PRN CALL  DISCRETION   MNGRS  SOLE   SHARED      NONE
AMERICAN EXPRESS CO            COM             025816109   1,205       32,000              Sole              Sole
AMERICAN EAGLE OUTFITTERS NE   COM             02553E106   1,009       74,000              Sole              Sole
AMERICAN ORIENTAL BIOENGR IN   COM             028731107   4,782      484,507              Sole              Sole
ARCH CAP GROUP LTD             ORD             G0450A105   4,447       67,055              Sole              Sole
CHINA FIN ONLINE CO LTD        SPONSORED ADR   169379104   1,603      105,000              Sole              Sole
CIT GROUP INC                  COM             125581108   1,362      200,000              Sole              Sole
DG FASTCHANNEL INC             COM             23326R109     681       39,478              Sole              Sole
DR PEPPER SNAPPLE GROUP INC    COM             26138E109   3,713      177,000              Sole              Sole
FIDELITY NATL INFORMATION SV   COM             31620M106   2,353       63,747              Sole              Sole
GULFPORT ENERGY CORP           COM NEW         402635304   3,319      201,513              Sole              Sole
HILLENBRAND INC                COM             431571108   3,803      177,723              Sole              Sole
INNOSPEC INC                   COM             45768S105   1,464       77,784              Sole              Sole
INVERNESS MED INNOVATIONS IN   COM             46126P106   5,391      162,525              Sole              Sole
THINKORSWIM GROUP INC          COM             88409C105   4,245      602,098              Sole              Sole
LUCAS ENERGY INC               COM NEW         549333201   1,198      288,642              Sole              Sole
MERCER INTL INC                COM             588056101   3,548      474,364              Sole              Sole
PHILIP MORRIS INTL INC         COM             718172109   4,533       91,789              Sole              Sole
PREMIER EXIBITIONS INC         COM             74051E102     588      129,493              Sole              Sole
SPECIALTY UNDERWRITERS ALLIA   COM             84751T309   2,368      440,879              Sole              Sole
TERRA INDS INC                 COM             880915103   2,590       52,487              Sole              Sole
TRAILER BRIDGE                 COM             892782103     654      113,618              Sole              Sole
TRANSDIGM GROUP INC            COM             893641100   4,533      134,953              Sole              Sole
TYCO INTL LTD BERMUDA          SHS             G9143X208   3,109       77,649              Sole              Sole
UNITED WESTN BANCORP INC       COM             913201109   1,287      102,502              Sole              Sole
URS CORP NEW                   COM             903236107   6,641      158,229              Sole              Sole
ZEP INC                        COM             98944B108   1,875      126,030              Sole              Sole

SK 22358 0001 909786